Summary of significant accounting policies and basis of presentation - Goodwill, Income taxes and Net loss per share (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) segment shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares
Goodwill
Number of operating segments | segment	1
Income taxes
Accrued interest or penalties related to uncertain tax positions	$ 0	$ 0
Interest or penalties related to uncertain tax positions	$ 0	$ 0
Net loss per share
Anti-dilutive shares of common stock (in shares) | shares	2,591,520	925,077	465,540